Summary of Significant Accounting Policies	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation

The accompanying consolidated financial statements for Razor Resources Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).

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(b) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment, valuation allowances for receivables and deferred income tax assets and reclamation of mine. Actual results could differ from those estimates.

(c) Bank Indebtedness

Bank indebtedness consists of overdraft with the Company’s Banker. (e) Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes arising on tax losses and temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statement at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in Accounting Standards Codification (“ASC”) No. 740, Income Taxes ("ASC No. 740"). As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

(d) Loss per Share

The Company follows ASC No. 260, Earnings per Share that requires the reporting of both basic and diluted earnings per share. Basic earnings per share is computed by dividing net income available to common shareowners by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. In accordance with ASC No, 260, any anti-dilutive effects on net loss per share are excluded.

(e) Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated in accordance with ASC No. 830 Foreign Currency Matters, using the exchange rate prevailing at the balance sheet date. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

The Company translates its foreign operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded in the cumulative translation account, a component of accumulated other comprehensive income. Gains or losses from foreign currency transactions are included in other expense (income), net.

(f) Comprehensive Income

Comprehensive income reflects changes in equity that results from transactions and economic events from non-owner sources. At April 30, 2013 and 2012, the Company had $nil and $nil respectively, in accumulated other comprehensive loss, from its foreign currency translation.

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(g) Disclosure about fair value of financial instruments

The Company follow paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and has adopted paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements. The adoption of Paragraph 820-10-35-37 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

Paragraph 820-10-35-37 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, Paragraph 820-10-35-37 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions

The Company has financial instruments, none of which are held for trading purposes. The Company estimates that the fair value of financial instruments at April 30, 2013, such as cash on hand, accounts receivable, accounts payable and accrued liabilities, accounts payable to related companies and other accounts payable does not differ materially from the aggregate carrying values of its financial instruments recorded in the accompanying balance sheet because of the short-term maturity of these instruments. The fair value of the loan from director cannot be determined because it is non-interest bearing and the absence of market data.

The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. Considerable judgment is required in interpreting market data to develop the estimates of fair value, and accordingly, the estimates are not necessarily indicative of the amounts that the Company could realize in a current market exchange.

(h) Concentration of credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash on hand and accounts receivable which are not collateralized. The Company limits its exposure to credit loss by placing its cash and cash equivalents with high credit quality financial institutions and by performing regular credit assessments of its customers and providing allowances for uncollectible accounts receivable based on the credit risk applicable to particular customer.

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(j) Inventory

Inventory is recorded at the lower of cost or net realizable value. Cost is determined under the weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated selling costs. Cost of inventories includes precious metals, materials and supplies.

Inventories are written down to net realizable value when the cost of inventories is not estimated to be recoverable.

(k) Property, plant and equipment

Property includes land and mineral property (see Mineral property acquisition costs and deferred exploration expenditures). Plant and equipment is recorded at cost less accumulated depreciation and is comprised of mining-machinery, vehicles, office equipment and furniture, leasehold and website cost. Office furniture and equipment are amortized at 10%, and website costs are amortized at 30%. All other equipment is being amortized on a straight line basis over 5 to 20 years.

(l) Mineral property acquisition costs and deferred exploration expenditures

Mineral property acquisition costs are initially capitalized. Exploration costs and mine development costs to be incurred, including those to be incurred in advance of commercial production and those incurred to expand capacity of proposed mines, are expensed as incurred while the Company is in the exploration stage. Mine development costs to be incurred to maintain production will be expensed as incurred. Depletion and amortization expense related to capitalized mineral properties and mine development costs will be computed using the units-of-production method based on proved and probable reserves.

a. US GAAP requires that whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, the entity shall estimate the future cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the discounted future cash flows is less than the carrying amount of the asset, an impairment loss (difference between the carrying amount and fair value) should be recognized as a component of income from continuing operations before income taxes.

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b. Where properties are disposed of, the sale proceeds are, firstly, applied as a recovery of mineral property acquisition costs, and secondly, as a gain or loss recorded in current operations.

(m) Asset retirement obligations

ASC No, 410, Accounting for Asset Retirement Obligations addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. Specifically, ASC No. 410 requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. In addition, the asset retirement cost is capitalized as part of the asset’s carrying value and subsequently allocated to expense over the asset’s useful life.

(n) Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification ("ASC") No. 605, Revenue Recognition ("ASC No. 605"). ASC No. 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured.

Revenue is recognized on the sale and delivery of precious metals and transfer of title to the customers or the completion of a service provided and when collection is reasonably assumed.

(o) Impairment

ASC No. 360, Property, plant and equipment, requires that long-lived assets to be held and used be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Determination of recoverability is based on the Company's judgment and estimates of undiscounted future cash flows resulting from the use of the assets and their eventual disposition. Measurement of an impairment loss for long-lived assets that management expects to hold and use is based on the fair value of the assets.

The carrying values of assets determined to be impaired are reduced to their estimated fair values. Fair values of any impaired assets would generally be determined using a market or income approach.

(p) Recent accounting pronouncements

 Impact of New Accounting Standards

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's results of operations, financial position, or cash flow.